Segment and Geographic Information - Schedule of Significant Segment Expenses (Details) - USD ($)			3 Months Ended				12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Mar. 31, 2026	Dec. 31, 2025	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024
Schedule of Significant Segment Expenses [Line Items]
Total revenues			$ 328,512,000	$ 21,839,868,000			$ 21,839,868
Cost of revenue			326,322,000	11,652,662,000			11,652,662
Gross profit			2,190,000	2,883,690,000			2,883,690
Selling, general and administrative			2,440,000		624,000		3,187,054	2,115,924
Wages and benefits			741,000	1,026,034,000	36,000	144,000,000	1,026,034	144,000
Depreciation and amortization			1,988,000	1,598,742,000			1,598,742
Total operating expenses			5,169,000	5,811,830,000	660,000	3,004,948,000	5,811,830	3,004,948
Loss from operations			(2,979,000)	(2,928,140,000)	(660,000)	(3,004,948,000)	(2,928,140)	(3,004,948)
Interest expense, net			(415,000)				(5,573)
Change in FV of contingent consideration			(5,914,000)	3,387,266,000			(3,387,266)
Other income			3,000
Total other expense			(6,326,000)	3,349,000,000		(265,596,000)	3,349,000	(265,596)
Loss before income taxes			(9,305,000)	420,860,000	(660,000)	(3,270,544,000)	420,860	(3,270,544)
Income taxes			100,000	(497,495,000)			(497,495)
Net loss	$ 9,405,000	$ 918,355	(9,405,000)	918,355,000	(660,000)	(3,270,544,000)	1,050,906	(3,270,544)
Property, plant and equipment, net	117,000	126,054	117,000	126,054			126,054
Intangible assets, net	39,612,000	41,437,559	39,612,000	41,437,559			41,437,559
Revenue [Member]
Schedule of Significant Segment Expenses [Line Items]
Revenue			328,512,000				14,551,774
United States [Member]
Schedule of Significant Segment Expenses [Line Items]
Total revenues			324,499,000
Intangible assets, net	31,175,000	32,688,749	31,175,000	32,688,749			32,688,749
Malta [Member]
Schedule of Significant Segment Expenses [Line Items]
Total revenues			3,775,000				21,256,026
Property, plant and equipment, net	111,000	118,886	111,000	118,886			118,886
Sweden [Member]
Schedule of Significant Segment Expenses [Line Items]
Total revenues			238,000				583,842
Property, plant and equipment, net	6,000	7,168	6,000	7,168			7,168
Europe [Member]
Schedule of Significant Segment Expenses [Line Items]
Intangible assets, net	$ 8,437,000	$ 8,748,810	$ 8,437,000	$ 8,748,810			$ 8,748,810